Redeemable Noncontrolling Interests (Changes in Redeemable Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Beginning balance			¥ 6,548	¥ 7,467
Comprehensive income
Net income			148	148
Other comprehensive income (loss)
Net change of foreign currency translation adjustments			34	(772)
Total other comprehensive income (loss)			34	(772)
Comprehensive income (loss)	¥ 143	¥ (38)	182	(624)
Ending balance	¥ 6,730	¥ 6,843	¥ 6,730	¥ 6,843